Commitments and contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantees - general
Maximum potential payments	$ 427	$ 412
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,393	1,280
Warranties assumed through acquisitions	10
Claims paid in cash or in kind	(177)	(183)
Net increase to provision for changes in estimates, warranties issued and warranties expired	124	280
Exchange rate differences	(26)	16
Product warranties at end of period	1,324	1,393
Performance guarantees
Guarantees - general
Maximum potential payments	148	125
Performance guarantees | Power Generation business, Alstom SA
Guarantees - general
Maximum potential payments	87	87
Performance guarantees | Upstream oil and gas business
Guarantees - general
Maximum potential payments	8	13
Performance guarantees | Upstream oil and gas business | Minimum
Guarantees - general
Original maturity of performance guarantees, (in years)	1
Performance guarantees | Upstream oil and gas business | Maximum
Guarantees - general
Original maturity of performance guarantees, (in years)	7
Performance guarantees | Building Systems business
Guarantees - general
Maximum potential payments	8	10
Performance guarantees | Building Systems business | Minimum
Guarantees - general
Original maturity of performance guarantees, (in years)	1
Performance guarantees | Building Systems business | Maximum
Guarantees - general
Original maturity of performance guarantees, (in years)	13
Performance guarantees | Projects executed as a member of consortium | Minimum
Guarantees - general
Original maturity of performance guarantees, (in years)	1
Performance guarantees | Projects executed as a member of consortium | Maximum
Guarantees - general
Maximum potential payments	45	15
Original maturity of performance guarantees, (in years)	4
Financial guarantees
Guarantees - general
Maximum potential payments	85	84
Guarantee obligations, companies with current or former equity interest held by ABB	19	16
Indemnification guarantees
Guarantees - general
Maximum potential payments	194	203
Indemnification guarantees | Lummus guarantees
Guarantees - general
Maximum potential payments	50	50
Indemnification guarantees | Jorf Lasfar guarantees
Guarantees - general
Maximum potential payments	$ 141	$ 147